SCHEDULE OF OUTSTANDING WARRANT (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares shares
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrant | shares	668,970
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrant | shares	70,969	[1]
Warrant description	LACQ warrants	[1]
Warrant One [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares	$ 2,400	[1]
Warrant One [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares	$ 2,760.00	[1]
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrant | shares	4,608	[2]
Exercise price | $ / shares	$ 8.58	[2]
Warrant description	Share subscription facility	[2]
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrant | shares	4,512	[3]
Exercise price | $ / shares	$ 187.20	[3]
Warrant description	2021 Notes	[3]
Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrant | shares	38,894	[4]
Exercise price | $ / shares	$ 24.07	[4]
Warrant description	2022 Notes	[4]
Warrant Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding warrant | shares	549,987	[5]
Exercise price | $ / shares	$ 16.80	[5]
Warrant description	Public offering	[5]

[1]	On June 30, 2021, as a result of the Closing, the Company assumed a total of 78,751 warrants previously issued by LACQ (subsequently in December 2022, 7,782 warrants were cancelled). The warrants provide holders the right to purchase common stock at a strike price of between $2,400.00 and $2,760.00 per share and expire June 30, 2026, five years following the completion of the Business Combination. A total of 41,666 of the outstanding warrants are public warrants which trade on the OTC Pink Open Market under the ticker symbol ENSCW. The remaining 29,303 warrants are private warrants with restrictions on transfer and which have the right to a cashless exercise at the option of the holder.
[2]	On July 2, 2021, upon public listing of the Company’s shares, the Company issued 4,608 warrants to purchase common stock pursuant to the share subscription facility. The warrants have a three-year life and an exercise price of $2,402.40 per share. The grant date fair value of the warrants, based on the $3,477.60 stock price on the date of issuance, was $11.6 million, and was recognized in general and administrative expense due to the uncertainty of future issuance of shares under the share subscription facility.
[3]	On September 24, 2021 and November 5, 2021, the Company issued 1,504 and 3,008 warrants in connection with the issuance of the 2021 Notes. The warrants were immediately exercisable with an exercise price of $1,831.20 (subject to downward revision protection in the event the Company makes certain issuances of common stock at prices below the conversion price) and expire on September 23, 2026. As a result of the issuance of the 2022 Notes in July 2022, the exercise price of these warrants was adjusted down to $187.20.
[4]	On July 1, 2022 and August 9, 2022, the Company issued 19,447 warrants each in connection with the issuance of the 2022 Notes. The warrants were immediately exercisable with an exercise price of $170.04 (subject to downward revision protection in the event the Company makes certain issuance of common stock at prices below the conversion price) and expire on June 29, 2027 and August 8, 2027, respectively.
[5]	On December 9, 2022, the Company issued 549,987 equity classified warrants in connection with the public offering. The warrants were immediately exercisable with an exercise price of $16.80 (subject to downward revision protection in the event the Company makes certain issuance of common stock at prices below the conversion price) and expire on December 9, 2027.